Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	Legg Mason Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001541759
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016